Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000025035
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000025038
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000025040
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000125662
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000025041
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000025043
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
Without Sales Load [Member] | C000025035
Average Annual Return [Line Items]
Average Annual Return, Percent	2.77%	2.18%		2.03%
Without Sales Load [Member] | C000025038
Average Annual Return [Line Items]
Average Annual Return, Percent	1.21%	(2.79%)		1.21%
Without Sales Load [Member] | C000025040
Average Annual Return [Line Items]
Average Annual Return, Percent	0.93%	(3.12%)	2.83%
Without Sales Load [Member] | C000125662
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%	5.46%		6.69%
Without Sales Load [Member] | C000025041
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.83%)	7.54%		0.82%
Without Sales Load [Member] | C000025043
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.09%)	7.28%		0.57%
ICE BofA Global Broad Market Plus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GBMP
Average Annual Return, Percent	(1.66%)	(2.27%)		0.02%
MSCI Emerging Markets IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	M1EFIM
Average Annual Return, Percent	7.09%	2.51%		3.90%
MSCI Emerging Markets IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	M1EFIM
Average Annual Return, Percent	7.09%	2.51%	5.70%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Average Annual Return, Percent	17.49%	10.06%		9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Average Annual Return, Percent	17.49%	10.06%		9.23%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NDUEACWF
Average Annual Return, Percent	17.49%	10.06%		9.23%
50% GBI-EM 50% EMBI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	5050EMB
Average Annual Return, Percent	2.01%	(0.83%)		1.84%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GDMNTR
Average Annual Return, Percent	10.64%	4.62%		7.69%
S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPGNRUN
Average Annual Return, Percent	(8.85%)	5.13%		4.63%
S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPGNRUN
Average Annual Return, Percent	(8.85%)	5.13%		4.63%